Oct. 29, 2016
08.31 Fidelity Advisor Balanced Fund ATCIZ PRO-03 | Fidelity Advisor® Balanced Fund
  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.